Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) $ in Thousands, £ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Restricted cash	$ 25,462	£ 20.0	$ 36,305	£ 30.0